Acquisition and sale of businesses and purchase of non-controlling interests	12 Months Ended
Jun. 30, 2020
Business Combinations1 [Abstract]
Acquisition and sale of businesses and purchase of non-controllinginterests
Operating assets and liabilities

Introduction

This section describes the assets used to generate the group’s performance and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section ‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post employment plans.
8. Acquisition and sale of businesses and purchase of non-controlling interests

Accounting policies

The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.

Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration. Among other factors, the group considers the nature of, and compensation for the selling shareholders' continuing employment to determine if any contingent payments are for post-combination employee services, which are excluded from consideration.

On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.

The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.

Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.

Transactions with non-controlling interests are recorded directly in retained earnings.

For all entities in which the company, directly or indirectly, owns equity a judgement is made to determine whether the investor controls the investee and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive requires management judgement.

Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.

On an acquisition fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.

(a) Acquisition of businesses

Fair value of net assets acquired and cash consideration paid in respect of the acquisition of businesses and the purchase of shares of non-controlling interests in the three years ended 30 June 2020 were as follows:

	Net assets acquired and consideration
	2020 £ million	2019 £ million	2018 £ million
Brands and other intangibles	102	25	478
Inventories	2	—	4
Other working capital	(3)	(2)	2
Deferred tax	(19)	(5)	—
Cash	2	—	6
Fair value of assets and liabilities	84	18	490
Goodwill arising on acquisition	8	10	249
Step acquisitions	(23)	(7)	—
Consideration payable	69	21	739
Satisfied by:
Cash consideration paid	(27)	(6)	(555)
Contingent consideration payable	(42)	(15)	(184)
	(69)	(21)	(739)

Cash consideration paid for subsidiaries	(27)	(6)	(6)
Cash consideration paid for Casamigos	(49)	(9)	(549)
Cash consideration paid in respect of other prior year acquisitions	(9)	(9)	(22)
Cash consideration paid for investments in associates	(6)	(15)	(12)
Capital injection in associates	(41)	(17)	(11)
Cash acquired	2	—	6
Net cash outflow on acquisition of businesses	(130)	(56)	(594)
Purchase of shares of non-controlling interests	(62)	(784)	—
Total net cash outflow	(192)	(840)	(594)

Acquisitions in the year

During the year ended 30 June 2020, Diageo completed a number of acquisitions, the largest of these were Seedlip Ltd and Anna Seed 83 Ltd, the brand owners of Seedlip and Aecorn distilled non-alcoholic spirits and aperitifs, both of which completed on 6 August 2019. The contingent consideration payable represents the present value of payments up to £60 million linked to certain performance targets and are expected to be paid over the next six years.

Prior year acquisitions

On 28 September 2018, Diageo acquired Copper Dog Whisky Limited. In addition, Diageo has made a number of smaller acquisitions of brands, distribution rights and equity interests in various drinks businesses and made contingent consideration payments in respect of prior year acquisitions.

On 15 August 2017, Diageo completed the purchase of 100% of the share capital of Casamigos Tequila, LLC (Casamigos), a super premium tequila based in the United States, for $1,000 million (£777 million) of which $300 million (£233 million) was contingent on Casamigos achieving certain performance targets.

On 14 March 2018, Diageo completed the acquisition of Belsazar GmbH, a premium aperitif from Germany’s Black Forest.

On 2 May 2018, Diageo acquired 100% of the intellectual property of Pierde Almas, an ultra premium mezcal.

Purchase of shares of non-controlling interests

On 29 July 2019, East African Breweries Limited completed the purchase of 4% of the share capital of Serengeti Breweries Limited for $3 million (£2 million). This increased Diageo’s effective economic interest from 39.2% to 40.2%.

In August 2019 and February 2020, in two separate purchases, Diageo acquired shares in United Spirits Limited (USL) for INR 5,495 million (£60 million) which increased Diageo’s percentage of shares owned in USL from 54.78% to 55.94% (excluding 2.38% owned by the USL Benefit Trust).

On 17 August 2018 and 9 April 2019, Diageo completed the purchase of 20.29% and 3.14% of the share capital of Sichuan Shuijingfang Company Limited (SJF) for an aggregate consideration of RMB 6,774 million (£775 million) and transaction costs of £9 million. This took Diageo’s shareholding in SJF from 39.71% to 63.14%. SJF was already controlled and therefore consolidated prior to these transactions.

(b) Sale of businesses

Cash consideration received and net assets disposed of in respect of sale of businesses in the two years ended 30 June 2020:

	UNB	Other	Total	2019
	£ million	£ million	£ million	£ million
Sale consideration
Cash received in year	10	1	11	438
Transaction and other directly attributable costs paid	—	—	—	(12)
Net cash received	10	1	11	426
Transaction costs payable	(1)	—	(1)	(4)
	9	1	10	422
Net assets disposed of
Brands	—	—	—	(230)
Goodwill	—	—	—	(12)
Property, plant and equipment	—	(1)	(1)	(6)
Investment in associates	—	(1)	(1)	(3)
Assets and liabilities held for sale	(30)	—	(30)	—
Inventories	—	—	—	(18)
	(30)	(2)	(32)	(269)
Impairment charge recognised up until the date of sale	(7)	—	(7)	—
Exchange recycled from other comprehensive income	(4)	—	(4)	—
(Loss)/gain on disposal before taxation	(32)	(1)	(33)	153
Taxation	—	—	—	(33)
(Loss)/gain on disposal after taxation	(32)	(1)	(33)	120

On 1 April 2020, Diageo completed the sale of United National Breweries (UNB), Diageo’s wholly owned sorghum beer business in South Africa. In the year ended 30 June 2020, up until the date of sale, UNB contributed net sales of £31 million (2019 - £43 million; 2018 - £49 million), operating profit of £nil (2019 - £1 million; 2018 - £6 million) and profit after taxation of £nil (2019 - £1 million; 2018 - £4 million).

In the year ended 30 June 2019, Diageo completed the sale of a portfolio of 19 brands to Sazerac for an aggregate consideration of $550 million (£435 million). Diageo continued to provide manufacturing services for all disposed brands until December 2019 with some extended up to June 2020 and for five brands will continue up to December 2028.

In the year ended 30 June 2018, there were no significant disposals completed by the group.